Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 1. Organization and Basis of Presentation

Apex Resources, Inc. (the “Company”) is a for profit corporation established under the Corporation Laws of the State of Nevada on March 31, 2015.

Sales of Steam Room Products

Prior to April 7, 2018, the Company was engaged in the business of selling high quality steam room products at competitive prices. The Company conducted the steam room sales operation from its principal office in Lithuania. The Company’s purchases and sales prices were both quoted in the U.S. Dollars and, therefore, used the U.S. Dollar as its functional currency to account for the financial position and results of operations of the steam room products sales activities.

On March 23, 2018, a change in control of the Company occurred, pursuant to which three parties acquired an aggregate 4,000,000 shares of the Company’s common stock (or approximately 78.74% of the total issued and outstanding shares of the Company as of the date of acquisition) from Tadas Dabasinkas, pursuant to that certain Securities Purchase Agreement (the “SPA”). Mr. Dabasinkas received an aggregate $443,079 for the 4,000,000 shares; the Company received no proceeds from this transaction. Pursuant to the SPA and other related agreements, Mr. Dabasinkas resigned from all management and Board positions; and all of the Company’s outstanding loan balance owed to Mr. Dabasinkas, in the amount of $3,731, was fully forgiven by Mr. Dabasinkas. As a result, the Company recorded additional paid-in capital as of March 23, 2018 for the $3,731 debt discharged by Mr. Dabasinkas. See Note 6: “Debt Discharge” and Note 11: “Change in Control”, for additional details.

After the end of the period ending June 30, 2018, the Company completed the last sale of steam room products by making delivery on April 6, 2018 of inventory ordered by a customer in February 2018. The steam room sales activities were discontinued after April 6, 2018.

Data Center Hosting Services

The Company entered into an agreement dated April 26, 2018 (the “ADC Agreement”) with Chongqing Puxin Blockchain Technology Co., Ltd. (“Puxin”), a cryptocurrency mining company in China, pursuant to which the Company is obligated to contribute $2.0 million to a new company, Apex Data Center Inc. (“ADC”) incorporated by Puxin, in exchange for an 80% equity in ADC. Puxin retains 20% of the equity of ADC. ADC will build a “mining pool”, or a facility with rig machines that mine cryptocurrencies, for a hosting or management fee with the capability of accommodating up to 100,000 dedicated servers in facilities to be built in one or more locations that are currently being evaluated by the Company. While the Company does not currently own any rig machine, it is expected to receive and host 2,000 to 3,000 rig machines owned by Puxin in China into ADC’s facilities in the first phase. We will either host additional machines for other third parties or raise the capital to acquire additional machines. The target is to host a total of 10,000 rig machines in the facility in the next 12 months. As of March 31, 2019, the Company was still evaluating various options and had not finalized on the selection of the location of the facilities.

Under the ADC agreement, the Company has agreed to invest a total of $2 million for the construction and operation of the new ADC data center. Puxin will offer its expertise and assist the Company to design, budget, construct, and manage the day-to-day operations of the new ADC data center. Upon execution of the ADC Agreement, the Company is required to provide the first $280,000 of its total $2 million investment to ADC as working capital for development of the new ADC data center. As of the date of the filing of this Form 10-Q, the Company has provided $20,000 of the required working capital amount. The Company intends to make the total capital contribution of $2 million in the next 12 months.

Due to the lack of progress in the implementation of the business plan contemplated in the ADC Agreement, the Company and Puxin agreed to terminate the ADC Agreement on April 1, 2019. See Note 12: Subsequent Events for details of the terms of termination.

The Company’s financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are expressed in the U.S. dollars. The Company’s fiscal year-end is June 30.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-10, “Development Stage Entities”. The amendments in this update remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification (“ASC”), thereby removing the financial reporting distinction between development stage entities and other reporting entities from the U.S. GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The amendments in this update are applied retrospectively. The adoption of ASU 2014-10 removed the development stage entity financial reporting requirements for the Company.

The Financial Statements and related disclosures as of March 31, 2019 are reviewed pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Unless the context otherwise requires, all references to “Apex”, “Apex Resources”, “we”, “us”, “our” or the “company” are to Apex Resources, Inc.

Apex Resources Inc (the “Company”) is a for profit corporation established under the Corporation Laws of the State of Nevada on March 31, 2015.

Sales of Steam Room Products

Prior to April 7, 2018, the Company was engaged in the business of selling high quality stream room products at competitive prices. The Company conducted the steam room sales operation from its principal office in Lithuania. The Company’s purchases and sales prices were both quoted in the U.S. Dollars and, therefore, used the U.S. Dollar as its functional currency to account for the financial position and results of operations of the steam room products sales activities.

On March 23, 2018, a change in control of the Company occurred, pursuant to which three parties acquired an aggregate 4,000,000 shares of the Company’s common stock (or approximately 78.74% of the total issued and outstanding shares of the Company as of the date of acquisition) from Tadas Dabasinkas, pursuant to that certain Securities Purchase Agreement (the “SPA”). Mr. Dabasinkas received an aggregate $443,079 for the 4,000,000 shares; the Company received no proceeds from this transaction. Pursuant to the SPA and other related agreements, Mr. Dabasinkas resigned from all management and Board positions; and all of the Company’s outstanding loan balance owed to Mr. Dabasinkas, in the amount of $3,731, was fully forgiven by Mr. Dabasinkas. As a result, the Company recorded additional paid-in capital as of March 23, 2018 for the $3,731 debt discharged by Mr. Dabasinkas. See Note 6: “Debt Discharge” and Note 8: “Change in Control”, for additional details.

After the end of the period, the Company completed the last sale of steam room products by making delivery on April 6, 2018 of inventory ordered by a customer in February 2018. The steam room sales activities were discontinued after April 6, 2018.

Data Center Hosting Services

The Company entered into an agreement dated April 26, 2018 (the “ADC Agreement”), with Chongqing Puxin Blockchain Technology Co., Ltd. (“Puxin”), a cryptocurrency mining company in China, pursuant to which the Company will contribute $2.0 million to a new company, Apex Data Center Inc. (“ADC”) incorporated by Puxin, in exchange for an 80% equity in ADC. Puxin will retain 20% of the equity of ADC. ADC will build a “mining pool”, or a facility with rig machines that mine cryptocurrencies, for a hosting or management fee with the capability of accommodating up to 100,000 dedicated servers in a facility to be built in Washington State. While the Company does not currently own any rig machine, it is expected to receive and host 2,000 to 3,000 rig machines owned by Puxin in China into ADC’s facilities in the first phase. The Company will either host additional machines for other third parties or raise the capital to acquire additional machines. The target is to host a total of 10,000 rig machines in the facility in the next 12 months.

Under the ADC agreement, the Company has agreed to invest a total of $2 million for the construction and operation of the new ADC data center. Puxin will offer its expertise and assist the Company to design, budget, construct, and manage the day-to-day operations of the new ADC data center. Upon execution of the ADC Agreement, the Company is required to provide the first $280,000 of its total $2 million investment to ADC as working capital for development of the new ADC data center. To date, the Company has provided $20,000 of the required working capital.

If the Company fails to make its total capital contribution of $2 million, Puxin may increase its capital contribution for any unfulfilled amount, diluting the Company’s ownership interest in ADC proportionately. Alternatively, the parties may agree to admit a third party as a new investor, with the resulting dilution in ownership of ADC being borne completely by the Company.

The Company’s consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are expressed in the U.S. dollars. The Company’s fiscal year-end is June 30.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-10, “Development Stage Entities”. The amendments in this update remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification (“ASC”), thereby removing the financial reporting distinction between development stage entities and other reporting entities from the U.S. GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the consolidated financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The amendments in this update are applied retrospectively. The adoption of ASU 2014-10 removed the development stage entity financial reporting requirements for the Company.

The accompanying consolidated financial statements include the consolidated accounts of Apex Resources Inc. and its 80%-owned subsidiary Apex Data Center Inc., which was incorporated on April 24, 2018. Significant intercompany transactions and balances have been eliminated. The consolidated financial statements and related disclosures as of June 30, 2018 are audited pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Unless the context otherwise requires, all references to “Apex”, “Apex Resources”, “we”, “us”, “our” or the “company” are to Apex Resources, Inc. and its subsidiary.